Trade Receivables, Net	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Trade Receivables, Net
10.	TRADE RECEIVABLES, NET

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$79,636,748	$77,055,280	$2,576,238
Less: Allowance for impairment loss	155,389	136,497	4,564
	79,481,359	76,918,783	2,571,674
At FVTOCI	—	2,029,690	67,860

	$79,481,359	$78,948,473	$2,639,534

a.	Trade receivables

1)	At amortized cost

The Group’s average credit terms were 30 to 90 days. The Group evaluates the risk and probability of credit loss by reference to the Group’s past experiences, financial condition of each customer, as well as general economic conditions, competitive advantage and future development of the industry in which the customer operates. The Group then reviews the recoverable amount of each individual trade receivable at each balance sheet date to ensure that adequate allowance is made for possible irrecoverable amounts. In this regard, management believes the Group’s credit risk was significantly reduced. In addition, the Group measures the loss allowance for trade receivables at an amount equal to lifetime ECLs. The expected credit losses on trade receivables are estimated using a provision matrix by reference to past default experience of the debtor and an analysis of the debtor’s current financial position, adjusted for general economic conditions of the industry in which the debtors operate and an assessment of both the current as well as the forecast direction of economic conditions at each balance sheet date. As the Group’s historical credit loss experience shows significantly different loss patterns for different customer segments, the provision matrix for expected credit loss allowance based on trade receivables due status is further distinguished according to the Group’s different customer base.

The Group writes off a trade receivable when there is information indicating that the debtor is in severe financial difficulty and there is no realistic prospect of recovery. For trade receivables that have been written off, the Group continues to engage in enforcement activity to attempt to recover the receivables due. Where recoveries are made, these are recognized in profit or loss.

The following table details the loss allowance of trade receivables based on the Group’s provision matrix.

December 31, 2018

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%~10%	0%~50%	1%~100%	0%~100%	—

Gross carrying amount	$71,819,583	$6,537,819	$778,799	$405,707	$94,840	$79,636,748
Loss allowance (Lifetime ECLs)	(7,119)	(4,463)	(14,949)	(40,080)	(88,778)	(155,389)

	$71,812,464	$6,533,356	$763,850	$365,627	$6,062	$79,481,359

December 31, 2019

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%~10%	1%~70%	1%~100%	50%~100%	—

Gross carrying amount	$70,042,018	$6,111,309	$695,384	$153,458	$53,111	$77,055,280
Loss allowance (Lifetime ECLs)	(12,379)	(841)	(26,587)	(53,629)	(43,061)	(136,497)

	$70,029,639	$6,110,468	$668,797	$99,829	$10,050	$76,918,783

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%~10%	1%~70%	1%~100%	50%~100%	—

Gross carrying amount	$2,341,759	$204,323	$23,249	$5,131	$1,776	$2,576,238
Loss allowance (Lifetime ECLs)	(414)	(28)	(889)	(1,793)	(1,440)	(4,564)

	$2,341,345	$204,295	$22,360	$3,338	$336	$2,571,674

Movement of the allowance for doubtful trade receivables for the year ended December 31, 2017 was as follows:

	Impaired Individually	Impaired Collectively	Total
	NT$	NT$

Balance at January 1, 2017	$16,453	$37,256	$53,709
Impairment losses recognized	9,527	4,102	13,629
Amounts written off	—	(34)	(34)
Effect of foreign currency exchange differences	(850)	(1,553)	(2,403)

Balance at December 31, 2017	$25,130	$39,771	$64,901

The movements of the loss allowance of trade receivables for the years ended December 31, 2018 and 2019 were as follows:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Balance at January 1	$64,901	$155,389	$5,195
Net remeasurement of loss allowance	150,128	(38,277)	(1,280)
Reclassification to loss allowance of other receivables	—	(5,877)	(196)
Acquisition through business combinations	3,482	25,553	855
Amounts written off	(60,109)	—	—
Effects of foreign currency exchange differences	(3,013)	(291)	(10)

Balance at December 31	$155,389	$136,497	$4,564

2)	At FVTOCI

For the trade receivables due from certain customers, the Group decides whether to factor these trade receivables to banks without recourse based on its level of working capital. These trade receivables are classified as at FVTOCI because they are held within a business model whose objective is achieved by both the collecting of contractual cash flows and the selling of financial assets.

The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.

December 31, 2019

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	-	0%	1%	-	-

Gross carrying amount	$2,029,324	$-	$207	$160	$-	$2,029,691
Loss allowance (Lifetime ECLs)	-	-	-	(1)	-	(1)

	$2,029,324	$-	$207	$159	$-	$2,029,690

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	-	0%	1%	-	-

Gross carrying amount	$67,848	$-	$7	$5	$-	$67,860
Loss allowance (Lifetime ECLs)	-	-	-	-	-	-

	$67,848	$-	$7	$5	$-	$67,860

b.	Transfers of financial assets

The followings were the Group’s outstanding trade receivables transferred but not yet due as of December 31, 2019:

Counterparties	Receivables Factoring Proceeds	Reclassified to Other Receivables	Advances Received- Unused	Advances Received- Used	Interest Rates on Advances Received
	NT$	NT$	NT$	NT$

First Commercial Bank	$7,567	$-	$-	$7,567	2.2%

Counterparties	Receivables Factoring Proceeds	Reclassified to Other Receivables	Advances Received- Unused	Advances Received- Used	Interest Rates on Advances Received
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

First Commercial Bank	$253	$-	$-	$253	2.2%

Pursuant to the factoring agreements, losses from commercial disputes (such as sales returns and discounts) are borne by the Group, while losses from credit risk are borne by banks.